Shareholders' Equity -Summary Of Accumulated Other Comprehensive Income Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Class of Stock [Line Items]
Beginning balance	¥ 315,355	$ 42,560	¥ (542,317)	¥ (489,877)
Other comprehensive income	(8,245)	(1,264)	1,346	1,723
Ending balance	277,700	42,560	315,355	(542,317)
Accumulated Other Comprehensive Income [Member]
Class of Stock [Line Items]
Beginning balance	10,195	299	8,849	7,126
Other comprehensive income	(8,245)		1,346	1,723
Ending balance	1,950	299	10,195	8,849
Accumulated Other Comprehensive Income [Member] | Foreign currency translation adjustment
Class of Stock [Line Items]
Beginning balance	10,195		8,849	7,126
Other comprehensive income	(9,974)		1,346	1,723
Ending balance	221	34	¥ 10,195	¥ 8,849
Accumulated Other Comprehensive Income [Member] | Unrealized gains on available-for-sales investments
Class of Stock [Line Items]
Other comprehensive income	1,729
Ending balance	¥ 1,729	$ 265